Stockholders' Equity - Additional Information (Detail) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Aug. 14, 2014	Jun. 24, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Stock based compensation expense			$ 447,696	$ 419,703	$ 1,721,485	$ 753,585
Unamortized stock-based compensation cost related to RSU recognition period			29 months
Preferred stock, shares issued					0	0
Research and development expenses			$ 582,513	$ 313,017	$ 1,680,250	$ 2,430,735
Number of convertible preferred stock converted into common shares							340
Additional paid-in capital						$ 450,000
Series A Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, shares issued					0	0
Mayne [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued during the period					10,250,569
Warrant exercise price					$ 0.0878
Warrant expiration date					Jun. 24, 2019
Mayne [Member] | Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value adjustment of warrants					$ 600,000
Mayne [Member] | Series A Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, shares issued						258,363
Research and development expenses						$ 1,300,000
Hedgepath LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued during the period					10,250,569			10,250,569
Warrant exercise price					$ 0.0878
Warrant expiration date					Jun. 24, 2019
Hedgepath LLC [Member] | Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional paid-in capital					$ 450,000
Hedgepath LLC [Member] | Series A Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, shares issued								71,636
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Stock based compensation expense			450,000		1,721,485	$ 753,585
Unamortized stock-based compensation cost related to RSU			$ 1,100,000		$ 1,600,000
RSUs issued to Chief Financial Officer	1,600,000
Options granted vesting period	3 years
Restricted Stock Units (RSUs) [Member] | CEO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs issued to Chief Financial Officer		7,000,000
RSUs vesting percentage		50.00%
Restricted Stock Units (RSUs) [Member] | Board Of Directors And Management Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs issued to Chief Financial Officer	2,350,000
Restricted Stock Units (RSUs) [Member] | Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs issued to Chief Financial Officer	750,000
Restricted Stock Units (RSUs) [Member] | Board Members and Company Secretary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units granted during the period			25,891,738
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted vesting period					3 years
Period during which options are exercisable					10 years
Employee Stock Option [Member] | More Than 10% Common Stock Owners [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price as percentage of fair market value of shares					110.00%
Minimum percentage of the company's voting stock ownership for 110% exercise price of stock options					10.00%
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price as percentage of fair market value of shares					100.00%
Employee Stock Option [Member] | Maximum [Member] | More Than 10% Common Stock Owners [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period during which options are exercisable					5 years
2009 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option outstanding under 2009 stock incentive plan					0
Equity Incentive Plan [Member] | 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized to be issued under Equity Incentive Plan					32,583,475
Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | 2014 [Member] | CEO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units granted during the period					15,041,738
Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | 2014 [Member] | Board Members and Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units granted during the period					1,500,000